PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 0.9%
9,559
(1)
Cars.com, Inc.
$ 164,224
0.0
9,406
(1)
Gogo, Inc.
82,585
0.0
28,410
Gray Television, Inc.
179,551
0.0
12,466
(1)
Integral Ad Science
Holding Corp.
124,286
0.0
3,795  Iridium
Communications, Inc.
99,277
0.0
6,654  John Wiley & Sons,
Inc. - Class A
253,717
0.1
56,575
(1)
Liberty Latin America
Ltd. - Class C
395,459
0.1
25,648
(1)
Lions Gate
Entertainment Corp.
- Class A
255,198
0.1
29,996
(1)
Magnite, Inc.
322,457
0.1
33,683
(1)
Ooma, Inc.
287,316
0.1
15,222
(1)
QuinStreet, Inc.
268,820
0.1
7,448
Shutterstock, Inc.
341,193
0.1
3,851  Telephone and Data
Systems, Inc.
61,693
0.0
13,738
(1)
Thryv Holdings, Inc.
305,396
0.1
17,514
(1)
Yelp, Inc.
690,051
0.1
3,831,223
0.9
Consumer Discretionary : 9.3%
8,879
(1)
Abercrombie & Fitch
Co. - Class A
1,112,805
0.2
6,968  Academy Sports &
Outdoors, Inc.
470,619
0.1
24,455
(1)
Accel Entertainment,
Inc.
288,324
0.1
43,074  Acushnet Holdings
Corp.
2,840,730
0.6
16,573
(1)
Adient PLC
545,583
0.1
9,385
(1)
Adtalem Global
Education, Inc.
482,389
0.1
3,881
(1)
Asbury Automotive
Group, Inc.
915,062
0.2
4,998
(1)
Boot Barn Holdings,
Inc.
475,560
0.1
6,923
Boyd Gaming Corp.
466,056
0.1
24,435
(1)
Bright Horizons Family
Solutions, Inc.
2,769,952
0.6
25,876
Brunswick Corp.
2,497,552
0.6
8,354
Buckle, Inc.
336,416
0.1
3,324
Caleres, Inc.
136,384
0.0
5,478
(1)
Carvana Co.
481,571
0.1
5,816
(1)
Cava Group, Inc.
407,411
0.1
3,785  Century Communities,
Inc.
365,252
0.1
5,801
(1)
Crocs, Inc.
834,184
0.2
11,571
(1)
Dave & Buster's
Entertainment, Inc.
724,345
0.2
3,586
(1)
Duolingo, Inc.
791,000
0.2
29,099
(1)
Everi Holdings, Inc.
292,445
0.1
23,516
(1)(2)
EVgo, Inc.
59,025
0.0
6,354
(1)
G-III Apparel Group
Ltd.
184,330
0.0
55,804
(1)
Goodyear Tire &
Rubber Co.
766,189
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
5,937
(1)
Green Brick Partners,
Inc.
$ 357,586
0.1
2,334  Group 1 Automotive,
Inc.
682,065
0.1
2,563  Haverty Furniture Cos.,
Inc.
87,450
0.0
14,182
(1)
Hilton Grand
Vacations, Inc.
669,532
0.1
903  Installed Building
Products, Inc.
233,633
0.1
3,097
(1)
JAKKS Pacific, Inc.
76,496
0.0
5,197
KB Home
368,363
0.1
2,277
(1)
Kura Sushi USA, Inc.
- Class A
262,219
0.1
19,997
(1)
Landsea Homes Corp.
290,556
0.1
16,518
LCI Industries
2,032,705
0.4
12,146
(1)
Light & Wonder, Inc.
1,239,985
0.3
2,846
(1)
M/I Homes, Inc.
387,881
0.1
4,242
Meritage Homes Corp.
744,301
0.2
9,140
(1)
Modine Manufacturing
Co.
870,037
0.2
21,481  Monarch Casino &
Resort, Inc.
1,610,860
0.4
6,814
(1)
ODP Corp.
361,483
0.1
4,462
(1)
Overstock.com, Inc.
160,230
0.0
3,258
Patrick Industries, Inc.
389,233
0.1
20,064  Perdoceo Education
Corp.
352,324
0.1
34,803
(1)
Planet Fitness, Inc.
- Class A
2,179,712
0.5
98,399
(1)(2)
Savers Value Village,
Inc.
1,897,133
0.4
4,040
(1)
SeaWorld
Entertainment, Inc.
227,088
0.0
1,610
(1)
Shake Shack, Inc.
- Class A
167,488
0.0
8,413
Signet Jewelers Ltd.
841,889
0.2
47,585
(1)
Sonos, Inc.
906,970
0.2
12,383
Steven Madden Ltd.
523,553
0.1
7,672
(1)
Stride, Inc.
483,720
0.1
9,252
(1)
Sweetgreen, Inc.
- Class A
233,706
0.1
17,981
(1)
Taylor Morrison Home
Corp.
1,117,879
0.2
14,832
(1)
Tri Pointe Homes, Inc.
573,405
0.1
14,977
(1)
Urban Outfitters, Inc.
650,301
0.1
132,224
Wendy's Co.
2,491,100
0.5
1,003
Wingstop, Inc.
367,499
0.1
42,081,566
9.3
Consumer Staples : 5.9%
7,632
Andersons, Inc.
437,848
0.1
16,239
(1)
BellRing Brands, Inc.
958,588
0.2
43,705
(1)
BJ's Wholesale Club
Holdings, Inc.
3,306,283
0.7
5,548
Cal-Maine Foods, Inc.
326,500
0.1
8,814  Casey's General
Stores, Inc.
2,806,818
0.6
3,511
(1)
Central Garden & Pet
Co. - Class A
129,626
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
17,747
(1)
Chefs' Warehouse, Inc.
$ 668,352
0.1
457  Coca-Cola
Consolidated, Inc.
386,810
0.1
26,301
Dole PLC
313,771
0.1
8,889
(1)
e.l.f. Beauty, Inc.
1,742,511
0.4
2,200  Edgewell Personal
Care Co.
85,008
0.0
3,660  Fresh Del Monte
Produce, Inc.
94,831
0.0
22,749
(1)
Freshpet, Inc.
2,635,699
0.6
3,598  John B Sanfilippo &
Son, Inc.
381,100
0.1
22,087
(1)
Oddity Tech Ltd.
- Class A
959,680
0.2
49,122
(1)
Performance Food
Group Co.
3,666,466
0.8
164,292
Primo Water Corp.
2,991,757
0.7
12,602
(1)
Simply Good Foods
Co.
428,846
0.1
11,588
(1)
Sprouts Farmers
Market, Inc.
747,194
0.2
38,582
(1)
SunOpta, Inc.
265,058
0.1
4,722
(1)
United Natural Foods,
Inc.
54,256
0.0
2,137
(1)
USANA Health
Sciences, Inc.
103,645
0.0
117,157
(2)
Utz Brands, Inc.
2,160,375
0.5
29,928
(1)
Vita Coco Co., Inc.
731,141
0.2
9,379
(1)
Vital Farms, Inc.
218,062
0.0
26,600,225
5.9
Energy : 4.5%
12,297
Cactus, Inc. - Class A
615,957
0.1
5,340  California Resources
Corp.
294,234
0.1
17,891
ChampionX Corp.
642,108
0.1
6,093
Chord Energy Corp.
1,086,016
0.2
3,293
Civitas Resources, Inc.
249,972
0.1
8,466
(1)(2)
CNX Resources Corp.
200,814
0.1
1,090
CONSOL Energy, Inc.
91,298
0.0
7,051
CVR Energy, Inc.
251,439
0.1
11,842  Delek US Holdings,
Inc.
364,023
0.1
7,405
Dorian LPG Ltd.
284,796
0.1
37,574
DT Midstream, Inc.
2,295,771
0.5
13,208  Equitrans Midstream
Corp.
164,968
0.0
4,942
(1)
Green Plains, Inc.
114,259
0.0
854
(1)
Gulfport Energy Corp.
136,742
0.0
2,058  Helmerich & Payne,
Inc.
86,559
0.0
45,519
Liberty Energy, Inc.
943,154
0.2
7,608
(2)
Magnolia Oil & Gas
Corp. - Class A
197,428
0.1
19,940  Matador Resources
Co.
1,331,394
0.3
20,742
Murphy Oil Corp.
947,909
0.2
15,726
Noble Corp. PLC
762,554
0.2
24,639
(1)
Oceaneering
International, Inc.
576,553
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
23,609
(1)
Oil States International,
Inc.
$ 145,431
0.0
14,068
Ovintiv, Inc.
730,129
0.2
69,765  Patterson-UTI Energy,
Inc.
832,994
0.2
8,164  PBF Energy, Inc.
- Class A
470,001
0.1
3,124
Peabody Energy Corp.
75,788
0.0
1,525
(1)
REX American
Resources Corp.
89,533
0.0
18,621  Select Water Solutions,
Inc.
171,872
0.0
77,328
SM Energy Co.
3,854,801
0.9
7,111  Teekay Tankers Ltd.
- Class A
415,354
0.1
45,821
(1)
Uranium Energy Corp.
309,292
0.1
6,308
(1)
Valaris Ltd.
474,740
0.1
7,891
(1)
Weatherford
International PLC
910,779
0.2
20,118,662
4.5
Financials : 15.8%
9,276  Amalgamated
Financial Corp.
222,624
0.1
11,692
Ameris Bancorp
565,659
0.1
67,882
(1)
AssetMark Financial
Holdings, Inc.
2,403,702
0.5
6,890
Associated Banc-Corp.
148,204
0.0
2,585
(1)
Axos Financial, Inc.
139,693
0.0
48,018
Banc of California, Inc.
730,354
0.2
4,203
(1)
Bancorp, Inc.
140,632
0.0
32,740  Bank of NT Butterfield
& Son Ltd.
1,047,353
0.2
80,676
BankUnited, Inc.
2,258,928
0.5
6,594
Banner Corp.
316,512
0.1
56,556  BrightSpire Capital,
Inc.
389,671
0.1
2,672
(1)
BRP Group, Inc.
- Class A
77,328
0.0
10,660  Business First
Bancshares, Inc.
237,505
0.1
3,443
Byline Bancorp, Inc.
74,782
0.0
5,951
(1)
Cannae Holdings, Inc.
132,350
0.0
9,743  Capitol Federal
Financial, Inc.
58,068
0.0
4,207  Central Pacific
Financial Corp.
83,088
0.0
4,511
CNB Financial Corp.
91,979
0.0
7,204
(1)
Coastal Financial
Corp.
280,019
0.1
43,559  Commerce
Bancshares, Inc.
2,317,339
0.5
49,468  ConnectOne Bancorp,
Inc.
964,626
0.2
21,416  Cullen/Frost Bankers,
Inc.
2,410,799
0.5
19,393
(1)
Customers Bancorp,
Inc.
1,028,993
0.2
19,726
(1)
Donnelley Financial
Solutions, Inc.
1,223,209
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
48,638  Eastern Bankshares,
Inc.
$ 670,232
0.2
12,444
Enact Holdings, Inc.
388,004
0.1
5,928
(1)
Enova International,
Inc.
372,456
0.1
10,326  Enterprise Financial
Services Corp.
418,823
0.1
7,139  Equity Bancshares,
Inc. - Class A
245,367
0.1
17,545
Essent Group Ltd.
1,044,103
0.2
14,318  Evercore, Inc. - Class
A
2,757,504
0.6
5,903
F.N.B. Corp.
83,232
0.0
1,393  Federal Agricultural
Mortgage Corp. - Class
C
274,254
0.1
741  Financial Institutions,
Inc.
13,946
0.0
47,176  First BanCorp/Puerto
Rico
827,467
0.2
5,286
First Bancshares, Inc.
137,172
0.0
279  First Citizens
BancShares, Inc.
- Class A
456,165
0.1
95,731
First Financial Bancorp
2,146,289
0.5
5,185
First Financial Corp.
198,741
0.0
108,463
First Hawaiian, Inc.
2,381,847
0.5
78,908  First Interstate
BancSystem, Inc.
- Class A
2,147,087
0.5
14,313
First Merchants Corp.
499,524
0.1
4,750  First Mid Bancshares,
Inc.
155,230
0.0
2,321  FirstCash Holdings,
Inc.
296,020
0.1
2,455  Flushing Financial
Corp.
30,958
0.0
28,638
(1)
Flywire Corp.
710,509
0.2
3,858
Glacier Bancorp, Inc.
155,400
0.0
2,673  Hancock Whitney
Corp.
123,065
0.0
2,457
Hanmi Financial Corp.
39,115
0.0
3,335  Heartland Financial
USA, Inc.
117,225
0.0
26,162  Heritage Commerce
Corp.
224,470
0.1
11,627  Home BancShares,
Inc.
285,675
0.1
17,820
Hope Bancorp, Inc.
205,108
0.1
7,701
(1)
International Money
Express, Inc.
175,814
0.0
10,801  Jackson Financial, Inc.
- Class A
714,378
0.2
3,289  Kinsale Capital Group,
Inc.
1,725,870
0.4
4,627  KKR Real Estate
Finance Trust, Inc.
46,548
0.0
56,170
Ladder Capital Corp.
625,172
0.1
23,162
(1)
LendingClub Corp.
203,594
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,790  Live Oak Bancshares,
Inc.
$ 115,813
0.0
1,881
Macatawa Bank Corp.
18,415
0.0
1,038
Mercantile Bank Corp.
39,953
0.0
13,615
Merchants Bancorp
587,896
0.1
18,611
MFA Financial, Inc.
212,351
0.1
1,054  Mid Penn Bancorp,
Inc.
21,091
0.0
1,660  MidWestOne Financial
Group, Inc.
38,910
0.0
20,309
Moelis & Co. - Class A
1,152,942
0.3
5,602
Morningstar, Inc.
1,727,489
0.4
9,977
(1)
Mr Cooper Group, Inc.
777,707
0.2
475
MVB Financial Corp.
10,597
0.0
2,661  National Bank Holdings
Corp. - Class A
95,982
0.0
22,449
(1)
NMI Holdings, Inc.
- Class A
726,001
0.2
36,551  OceanFirst Financial
Corp.
599,802
0.1
20,626
OFG Bancorp
759,243
0.2
39,567
Old National Bancorp
688,861
0.2
23,532  Old Second Bancorp,
Inc.
325,683
0.1
46,189
(1)
Open Lending Corp.
289,143
0.1
34,747
(1)
Oscar Health, Inc.
- Class A
516,688
0.1
5,007
(1)
Palomar Holdings, Inc.
419,737
0.1
10,818  Pathward Financial,
Inc.
546,093
0.1
8,083  PennyMac Financial
Services, Inc.
736,280
0.2
27,054  Perella Weinberg
Partners
382,273
0.1
3,639  Pinnacle Financial
Partners, Inc.
312,517
0.1
2,681
Piper Sandler Cos.
532,152
0.1
12,246
Popular, Inc.
1,078,750
0.2
2,595  Preferred Bank/Los
Angeles CA
199,218
0.0
2,376  Premier Financial
Corp.
48,233
0.0
8,697
QCR Holdings, Inc.
528,256
0.1
29,629
Radian Group, Inc.
991,683
0.2
10,443
Redwood Trust, Inc.
66,522
0.0
15,561
(1)
Remitly Global, Inc.
322,735
0.1
20,225
RLI Corp.
3,002,806
0.7
2,628  Seacoast Banking
Corp. of Florida
66,725
0.0
36,209  ServisFirst
Bancshares, Inc.
2,402,829
0.5
2,113
(1)
Skyward Specialty
Insurance Group, Inc.
79,047
0.0
585  South Plains Financial,
Inc.
15,655
0.0
2,522  Southside Bancshares,
Inc.
73,718
0.0
2,614
SouthState Corp.
222,268
0.1
68,891  StepStone Group, Inc.
- Class A
2,462,164
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,649
(1)
StoneX Group, Inc.
$ 256,379
0.1
2,157
(1)
Texas Capital
Bancshares, Inc.
132,763
0.0
5,626  Towne Bank/
Portsmouth VA
157,866
0.0
5,600  TPG RE Finance Trust,
Inc.
43,232
0.0
7,590
TriCo Bancshares
279,160
0.1
979
UMB Financial Corp.
85,163
0.0
4,640  United Bankshares,
Inc.
166,066
0.0
687
Unity Bancorp, Inc.
18,961
0.0
7,302
Veritex Holdings, Inc.
149,618
0.0
32,046  Victory Capital
Holdings, Inc. - Class A
1,359,712
0.3
1,398  Virtus Investment
Partners, Inc.
346,676
0.1
4,604
WesBanco, Inc.
137,245
0.0
13,178
(1)
WEX, Inc.
3,130,170
0.7
35,227  Wintrust Financial
Corp.
3,677,347
0.8
2,765
WSFS Financial Corp.
124,812
0.0
71,499,179
15.8
Health Care : 12.1%
24,388
(1)
ACADIA
Pharmaceuticals, Inc.
450,934
0.1
42,701
(1)
ACELYRIN, Inc.
288,232
0.1
3,026
(1)
Adaptive
Biotechnologies Corp.
9,713
0.0
23,618
(1)
Akero Therapeutics,
Inc.
596,591
0.1
10,081
(1)
Alkermes PLC
272,893
0.1
41,180
(1)(2)
Allogene Therapeutics,
Inc.
184,075
0.0
27,196
(1)
Allscripts Healthcare
Solutions, Inc.
209,409
0.1
20,455
(1)
Alphatec Holdings, Inc.
282,074
0.1
74,745
(1)
Amicus Therapeutics,
Inc.
880,496
0.2
3,046
(1)
AMN Healthcare
Services, Inc.
190,405
0.0
32,107
(1)
Amylyx
Pharmaceuticals, Inc.
91,184
0.0
30,589
(1)
AngioDynamics, Inc.
179,557
0.0
2,653
(1)
ANI Pharmaceuticals,
Inc.
183,402
0.0
82,001
(1)
Annexon, Inc.
587,947
0.1
85,339
(1)
Arcutis
Biotherapeutics, Inc.
845,710
0.2
7,863
(1)
Arrowhead
Pharmaceuticals, Inc.
224,882
0.1
114,564
(1)
Atara Biotherapeutics,
Inc.
79,507
0.0
20,044
(1)
AtriCure, Inc.
609,738
0.1
1,777
Atrion Corp.
823,728
0.2
13,443
(1)
Axsome Therapeutics,
Inc.
1,072,751
0.2
24,527
(1)
Azenta, Inc.
1,478,488
0.3
1,061
(1)
Biohaven Ltd.
58,026
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,011
(1)
Bluebird Bio, Inc.
$ 1,294
0.0
4,184
(1)
Blueprint Medicines
Corp.
396,894
0.1
4,390
(1)
Bridgebio Pharma, Inc.
135,739
0.0
18,864
(1)
Catalyst
Pharmaceuticals, Inc.
300,692
0.1
96,487
(1)
Certara, Inc.
1,725,188
0.4
4,503
Chemed Corp.
2,890,611
0.6
12,578
(1)
Crinetics
Pharmaceuticals, Inc.
588,776
0.1
8,793
(1)
Enanta
Pharmaceuticals, Inc.
153,526
0.0
44,655  Encompass Health
Corp.
3,687,610
0.8
82,668
(1)
Envista Holdings Corp.
1,767,442
0.4
139,124
(1)(2)
Esperion Therapeutics,
Inc.
372,852
0.1
6,472
(1)
Fulgent Genetics, Inc.
140,442
0.0
73,996
(1)
Health Catalyst, Inc.
557,190
0.1
43,221
(1)
HealthEquity, Inc.
3,528,130
0.8
20,002
(1)
ICU Medical, Inc.
2,146,615
0.5
14,303
(1)
Immunovant, Inc.
462,130
0.1
10,592
(1)
Inmode Ltd.
228,893
0.1
79,501
(1)
Inogen, Inc.
641,573
0.1
13,593
(1)
Insmed, Inc.
368,778
0.1
7,965
(1)(2)
Intellia Therapeutics,
Inc.
219,117
0.1
32,653
(1)
Kura Oncology, Inc.
696,489
0.2
18,219
(1)
Kyverna Therapeutics,
Inc.
452,560
0.1
15,334
(1)
Lantheus Holdings,
Inc.
954,388
0.2
44,379
(1)
Longboard
Pharmaceuticals, Inc.
958,586
0.2
2,983
(1)
Madrigal
Pharmaceuticals, Inc.
796,580
0.2
4,006
(1)
Medpace Holdings,
Inc.
1,619,025
0.4
29,671
(1)
MeiraGTx Holdings
PLC
180,103
0.0
109,679
(1)
Mersana Therapeutics,
Inc.
491,362
0.1
987
(1)
Mural Oncology PLC
4,826
0.0
2,283  National HealthCare
Corp.
215,766
0.1
90,704
(1)
Neogen Corp.
1,431,309
0.3
27,059
(1)
NeoGenomics, Inc.
425,368
0.1
4,807
(1)
Omnicell, Inc.
140,509
0.0
98,534
(1)(2)
OPKO Health, Inc.
118,241
0.0
9,867
(1)
OptimizeRx Corp.
119,884
0.0
25,632
(1)
Option Care Health,
Inc.
859,697
0.2
135,407
(1)
Ovid therapeutics, Inc.
412,991
0.1
3,010
(1)
Prestige Consumer
Healthcare, Inc.
218,406
0.1
78,783
(1)
Progyny, Inc.
3,005,571
0.7
12,956
(1)
Protagonist
Therapeutics, Inc.
374,817
0.1
9,043
(1)
Prothena Corp. PLC
223,995
0.1
7,651
(1)
PTC Therapeutics, Inc.
222,568
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,683
(1)
Quanterix Corp.
$ 133,892
0.0
26,973
(1)
QuidelOrtho Corp.
1,293,086
0.3
73,335
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
731,150
0.2
20,093
(1)
Replimune Group, Inc.
164,160
0.0
27,380
(1)
Revolution Medicines,
Inc.
882,457
0.2
9,701
(1)
Sage Therapeutics,
Inc.
181,797
0.0
99,948
(1)
Sagimet Biosciences,
Inc. - Class A
541,718
0.1
12,972
(1)
SI-BONE, Inc.
212,352
0.1
18,267
(1)
SpringWorks
Therapeutics, Inc.
899,102
0.2
4,873
(1)
Surgery Partners, Inc.
145,362
0.0
2,174
(1)
Sutro Biopharma, Inc.
12,283
0.0
23,552
(1)
Syndax
Pharmaceuticals, Inc.
560,538
0.1
4,434
(1)
Tenet Healthcare Corp.
466,058
0.1
28,443
(1)
Travere Therapeutics,
Inc.
219,296
0.1
10,366
(1)
Treace Medical
Concepts, Inc.
135,276
0.0
24,730
(1)
Twist Bioscience Corp.
848,486
0.2
33,603
(1)
Tyra Biosciences, Inc.
551,089
0.1
78,250
(1)
Ventyx Biosciences,
Inc.
430,375
0.1
29,923
(1)
Viking Therapeutics,
Inc.
2,453,686
0.5
6,449
(1)
Xencor, Inc.
142,716
0.0
603
(1)(2)
Y-mAbs Therapeutics,
Inc.
9,805
0.0
54,850,959
12.1
Industrials : 23.0%
26,731
ABM Industries, Inc.
1,192,737
0.3
37,864
(1)
API Group Corp.
1,486,919
0.3
3,717  Apogee Enterprises,
Inc.
220,046
0.1
15,435  Applied Industrial
Technologies, Inc.
3,049,184
0.7
7,622
ArcBest Corp.
1,086,135
0.2
7,407
Argan, Inc.
374,350
0.1
6,591
(1)
ASGN, Inc.
690,473
0.2
10,805
Atkore, Inc.
2,056,840
0.5
50,347
(1)
AZEK Co., Inc.
2,528,426
0.6
3,313  Barrett Business
Services, Inc.
419,823
0.1
8,859
(1)
Beacon Roofing
Supply, Inc.
868,359
0.2
49,101
(1)
Blade Air Mobility, Inc.
139,938
0.0
8,307
(1)(2)
Bloom Energy Corp.
- Class A
93,371
0.0
8,862
(1)
Blue Bird Corp.
339,769
0.1
2,013
(1)
BlueLinx Holdings, Inc.
262,173
0.1
4,320
Boise Cascade Co.
662,558
0.2
5,971
Brink's Co.
551,601
0.1
2,471
(1)
CACI International, Inc.
- Class A
936,089
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
35,432
(1)
Casella Waste
Systems, Inc. - Class A
$ 3,503,162
0.8
10,854
(1)
CBIZ, Inc.
852,039
0.2
8,731  Comfort Systems USA,
Inc.
2,773,926
0.6
7,468
(1)
Construction Partners,
Inc. - Class A
419,328
0.1
45,121
(1)
Core & Main, Inc.
- Class A
2,583,177
0.6
40,243  Douglas Dynamics,
Inc.
970,661
0.2
126,621
(1)
Driven Brands
Holdings, Inc.
1,999,346
0.4
1,961  Eagle Bulk Shipping,
Inc.
122,504
0.0
5,385
Encore Wire Corp.
1,415,070
0.3
154,365
(2)
First Advantage Corp.
2,503,800
0.6
1,763
Forward Air Corp.
54,847
0.0
3,757
(1)
Gibraltar Industries,
Inc.
302,551
0.1
8,999
(1)
GMS, Inc.
875,963
0.2
24,754
Griffon Corp.
1,815,458
0.4
192,953
(1)
Hayward Holdings, Inc.
2,954,110
0.7
3,872
Herc Holdings, Inc.
651,658
0.1
237,482
(1)
Hillman Solutions
Corp.
2,526,809
0.6
22,517  Hub Group, Inc.
- Class A
973,185
0.2
2,885
(1)
Hudson Technologies,
Inc.
31,764
0.0
6,777
(1)
Huron Consulting
Group, Inc.
654,794
0.1
3,157
(1)
IES Holdings, Inc.
384,017
0.1
106,233
(1)
Janus International
Group, Inc.
1,607,305
0.4
12,845
(1)
JetBlue Airways Corp.
95,310
0.0
15,100
(1)(2)
Joby Aviation, Inc.
80,936
0.0
10,182
KBR, Inc.
648,186
0.1
6,418
Kforce, Inc.
452,597
0.1
37,034  Knight-Swift
Transportation
Holdings, Inc.
2,037,611
0.5
13,556
Landstar System, Inc.
2,613,055
0.6
9,012  Lincoln Electric
Holdings, Inc.
2,302,025
0.5
5,767
Matson, Inc.
648,211
0.1
37,620
MillerKnoll, Inc.
931,471
0.2
19,202
MSA Safety, Inc.
3,717,315
0.8
28,650
Mueller Industries, Inc.
1,545,095
0.3
10,022
(1)
MYR Group, Inc.
1,771,389
0.4
55,037
(1)
NOW, Inc.
836,562
0.2
88,696
(1)
Paycor HCM, Inc.
1,724,250
0.4
13,055  Primoris Services
Corp.
555,751
0.1
6,164  Quanex Building
Products Corp.
236,883
0.1
27,713
(1)
Radiant Logistics, Inc.
150,204
0.0
26,570
RB Global, Inc.
2,023,837
0.5
11,356
(1)
RBC Bearings, Inc.
3,070,095
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,080
(1)
Resideo Technologies,
Inc.
$ 203,574
0.0
17,359
REV Group, Inc.
383,460
0.1
20,635  Rush Enterprises, Inc.
- Class A
1,104,385
0.2
22,881
Safe Bulkers, Inc.
113,490
0.0
116,665
(1)
Shoals Technologies
Group, Inc. - Class A
1,304,315
0.3
16,427  Simpson
Manufacturing Co., Inc.
3,370,492
0.7
13,278
(1)
SkyWest, Inc.
917,244
0.2
50,410
(1)
Stericycle, Inc.
2,659,128
0.6
11,903
(1)
Sterling Infrastructure,
Inc.
1,313,020
0.3
2,142
Terex Corp.
137,945
0.0
5,970
Tetra Tech, Inc.
1,102,719
0.2
32,807
(1)
Titan International, Inc.
408,775
0.1
6,534
(1)
Titan Machinery, Inc.
162,109
0.0
25,296
Toro Co.
2,317,872
0.5
11,121
TriNet Group, Inc.
1,473,421
0.3
3,784
(1)
TrueBlue, Inc.
47,376
0.0
12,176
UFP Industries, Inc.
1,497,770
0.3
11,011
UniFirst Corp.
1,909,638
0.4
13,729
(1)
V2X, Inc.
641,282
0.1
99,670
(1)
Verra Mobility Corp.
2,488,760
0.6
6,512  Watts Water
Technologies, Inc.
- Class A
1,384,126
0.3
5,347  WESCO International,
Inc.
915,834
0.2
82,228
(1)
WillScot Mobile Mini
Holdings Corp.
3,823,602
0.9
13,004
Woodward, Inc.
2,004,176
0.4
104,059,561
23.0
Information Technology : 13.8%
27,764
(1)
ACM Research, Inc.
- Class A
809,043
0.2
64,059
(1)
Allegro MicroSystems,
Inc.
1,727,031
0.4
23,174
(1)(2)
Asana, Inc. - Class A
358,965
0.1
112,166
(1)
AvePoint, Inc.
888,355
0.2
7,803
(1)
Aviat Networks, Inc.
299,167
0.1
1,571
(1)
Axcelis Technologies,
Inc.
175,198
0.0
13,695
Badger Meter, Inc.
2,215,988
0.5
13,424  Benchmark
Electronics, Inc.
402,854
0.1
8,307
(1)
Blackline, Inc.
536,466
0.1
36,130
(1)
Box, Inc. - Class A
1,023,202
0.2
9,030
(1)
Braze, Inc. - Class A
400,029
0.1
4,486
(1)(2)
C3.ai, Inc. - Class A
121,436
0.0
2,366
(1)
Cirrus Logic, Inc.
218,997
0.0
107,847
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,907,813
0.4
29,288
Cognex Corp.
1,242,397
0.3
9,479
(1)
CommVault Systems,
Inc.
961,455
0.2
27,543
(1)
Couchbase, Inc.
724,656
0.2
42,870
(1)
Domo, Inc. - Class B
382,400
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
41,809
(1)
Envestnet, Inc.
$ 2,421,159
0.5
8,282
EVERTEC, Inc.
330,452
0.1
8,835
(1)
Extreme Networks, Inc.
101,956
0.0
17,253
(1)
Fannie Mae
3,261,162
0.7
18,853
(1)
Guidewire Software,
Inc.
2,200,334
0.5
9,272
(1)
Impinj, Inc.
1,190,618
0.3
76,039  Information Services
Group, Inc.
307,198
0.1
4,014
(1)
Insight Enterprises,
Inc.
744,677
0.2
28,060
(1)
LiveRamp Holdings,
Inc.
968,070
0.2
41,052
(1)
MACOM Technology
Solutions Holdings,
Inc.
3,926,213
0.9
39,900
(1)
MaxLinear, Inc.
744,933
0.2
1,886
(1)(2)
MicroStrategy, Inc.
- Class A
3,214,800
0.7
54,241
(1)
nCino, Inc.
2,027,529
0.4
83,851
(1)
nLight, Inc.
1,090,063
0.2
19,298
(1)
Novanta, Inc.
3,372,711
0.7
2,456
(1)
Onto Innovation, Inc.
444,732
0.1
2,185
(1)
OSI Systems, Inc.
312,062
0.1
4,392
(1)
Perficient, Inc.
247,226
0.1
39,865  Power Integrations,
Inc.
2,852,341
0.6
6,296
(1)
Q2 Holdings, Inc.
330,918
0.1
15,599
(1)
Qualys, Inc.
2,603,005
0.6
19,094
(1)
Rambus, Inc.
1,180,200
0.3
13,162
(1)
Rapid7, Inc.
645,464
0.1
40,301
(1)
Repay Holdings Corp.
443,311
0.1
33,170
(1)
Riot Platforms, Inc.
406,001
0.1
6,096
(1)
ScanSource, Inc.
268,468
0.1
21,741
(1)
Semtech Corp.
597,660
0.1
19,401
(1)
SMART Global
Holdings, Inc.
510,634
0.1
5,248
(1)(2)
Sprout Social, Inc.
- Class A
313,358
0.1
1,680
(1)
SPS Commerce, Inc.
310,632
0.1
11,394
(1)
Squarespace, Inc.
- Class A
415,197
0.1
4,665
(1)
Super Micro Computer,
Inc.
4,711,790
1.0
1,402
(1)
Turtle Beach Corp.
24,170
0.0
9,385
(1)
Ultra Clean Holdings,
Inc.
431,147
0.1
102,716
(1)
Unisys Corp.
504,336
0.1
26,970
(1)
Veeco Instruments,
Inc.
948,535
0.2
33,410
(1)
Workiva, Inc.
2,833,168
0.6
31,611
(1)
Xperi, Inc.
381,229
0.1
14,332
(1)
Zuora, Inc. - Class A
130,708
0.0
62,143,619
13.8
Materials : 4.7%
3,133  Alpha Metallurgical
Resources, Inc.
1,037,556
0.2
21,384
AptarGroup, Inc.
3,076,944
0.7
13,726
(1)
Arcadium Lithium PLC
59,159
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
2,709
Arch Resources, Inc.
$ 435,580
0.1
2,852
(1)
ATI, Inc.
145,937
0.0
9,018
Avient Corp.
391,381
0.1
74,094
(1)
Axalta Coating
Systems Ltd.
2,548,093
0.6
10,442
Balchem Corp.
1,617,988
0.4
8,603
Cabot Corp.
793,196
0.2
24,889  Commercial Metals
Co.
1,462,726
0.3
20,175
(1)
Constellium SE
446,069
0.1
5,194
(1)
Ecovyst, Inc.
57,913
0.0
2,338
Greif, Inc. - Class A
161,439
0.0
5,973
HB Fuller Co.
476,287
0.1
64,149
Hecla Mining Co.
308,557
0.1
3,097
(1)
Ingevity Corp.
147,727
0.0
4,809
(1)
Knife River Corp.
389,914
0.1
17,301
(1)
O-I Glass, Inc.
287,023
0.1
1,217
Olympic Steel, Inc.
86,261
0.0
35,507
Orion SA
835,125
0.2
217,500
(1)
Perimeter Solutions SA
1,613,850
0.4
13,621  Quaker Chemical
Corp.
2,795,710
0.6
4,336
Ryerson Holding Corp.
145,256
0.0
1,951  Schnitzer Steel
Industries, Inc. - Class
A
41,225
0.0
12,697
(1)
Summit Materials, Inc.
- Class A
565,905
0.1
7,201
SunCoke Energy, Inc.
81,155
0.0
16,051
Tronox Holdings PLC
278,485
0.1
11,063
(1)
Valvoline, Inc.
493,078
0.1
6,266
Warrior Met Coal, Inc.
380,346
0.1
21,159,885
4.7
Real Estate : 5.5%
5,553
Agree Realty Corp.
317,187
0.1
7,966  American Assets Trust,
Inc.
174,535
0.0
14,201
(1)
Anywhere Real Estate,
Inc.
87,762
0.0
18,439  Apple Hospitality REIT,
Inc.
302,031
0.1
4,220  Armada Hoffler
Properties, Inc.
43,888
0.0
7,954
CareTrust REIT, Inc.
193,839
0.0
9,649
City Office REIT, Inc.
50,271
0.0
9,632  Community Healthcare
Trust, Inc.
255,730
0.1
30,906  COPT Defense
Properties
746,998
0.2
56,858
CubeSmart
2,571,119
0.6
280,693
(1)
Cushman & Wakefield
PLC
2,936,049
0.7
16,859  DiamondRock
Hospitality Co.
162,015
0.0
7,318  Easterly Government
Properties, Inc.
84,230
0.0
13,778  EastGroup Properties,
Inc.
2,476,871
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
21,072  Empire State Realty
Trust, Inc. - Class A
$ 213,459
0.0
24,808  Essential Properties
Realty Trust, Inc.
661,381
0.1
3,270  First Industrial Realty
Trust, Inc.
171,806
0.0
7,879
(1)
Forestar Group, Inc.
316,657
0.1
4,075  Global Medical REIT,
Inc.
35,656
0.0
19,153  Independence Realty
Trust, Inc.
308,938
0.1
3,577  Innovative Industrial
Properties, Inc.
370,363
0.1
12,725  InvenTrust Properties
Corp.
327,160
0.1
3,868
Kimco Realty Corp.
75,851
0.0
20,509  Kite Realty Group
Trust
444,635
0.1
25,114
Macerich Co.
432,714
0.1
64,183  National Retail
Properties, Inc.
2,743,181
0.6
76,846
(1)
Opendoor
Technologies, Inc.
232,843
0.1
9,811  Phillips Edison & Co.,
Inc.
351,921
0.1
10,210  Piedmont Office Realty
Trust, Inc. - Class A
71,776
0.0
17,323  Plymouth Industrial
REIT, Inc.
389,768
0.1
13,426
PotlatchDeltic Corp.
631,291
0.1
31,361  Retail Opportunity
Investments Corp.
402,048
0.1
26,633
RLJ Lodging Trust
314,802
0.1
31,226  Ryman Hospitality
Properties, Inc.
3,610,038
0.8
40,083  Sabra Health Care
REIT, Inc.
592,026
0.1
15,138
SITE Centers Corp.
221,772
0.1
9,625
SL Green Realty Corp.
530,626
0.1
6,559
Terreno Realty Corp.
435,518
0.1
9,496
UMH Properties, Inc.
154,215
0.0
20,562
Uniti Group, Inc.
121,316
0.0
6,391
Veris Residential, Inc.
97,207
0.0
22,497  Xenia Hotels &
Resorts, Inc.
337,680
0.1
24,999,173
5.5
Utilities : 2.2%
6,117  American States Water
Co.
441,892
0.1
5,351  Chesapeake Utilities
Corp.
574,162
0.1
4,775  Clearway Energy, Inc.
- Class A
102,710
0.0
17,974  Clearway Energy, Inc.
- Class C
414,301
0.1
5,048
IDACORP, Inc.
468,909
0.1
5,714
(2)
MGE Energy, Inc.
449,806
0.1
7,550  New Jersey Resources
Corp.
323,970
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
5,764  Northwest Natural
Holding Co.
$ 214,536
0.0
33,324
NorthWestern Corp.
1,697,191
0.4
12,539
ONE Gas, Inc.
809,142
0.2
82,690  Portland General
Electric Co.
3,472,980
0.8
8,638
(1)(2)
Sunnova Energy
International, Inc.
52,951
0.0
15,522
Unitil Corp.
812,577
0.2
9,835,127
2.2
Total Common Stock
(Cost $366,909,699)
441,179,179
97.7
RIGHTS : —%
Health Care : —%
28,260
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $366,909,699)
441,179,179
97.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.9%
Repurchase Agreements : 2.0%
2,475,617
(5)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,477,063,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$2,525,129, due
08/01/33-03/01/54)
2,475,617
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,531,381
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/28/2024, 5.360%,
due 04/01/2024
(Repurchase
Amount $1,532,281,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.375%-
7.000%, Market Value
plus accrued interest
$1,562,009, due
05/31/24-04/01/54)
$ 1,531,381
0.3
2,475,617
(5)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,477,063,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$2,525,129, due
06/01/36-04/01/54)
2,475,617
0.5
2,475,617
(5)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $2,477,066,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$2,525,129, due
01/01/39-11/01/52)
2,475,617
0.6
Total Repurchase
Agreements
(Cost $8,958,232)
8,958,232
2.0
Time Deposits : 0.3%
240,000
(5)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $240,000)
240,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
230,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $230,000)
$ 230,000
0.0
220,000
(5)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $220,000)
220,000
0.0
240,000
(5)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $240,000)
240,000
0.1
240,000
(5)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $240,000)
240,000
0.1
230,000
(5)
Societe Generale,
5.310
%,
04/01/2024
(Cost $230,000)
230,000
0.0
Total Time Deposits
(Cost $1,400,000)
1,400,000
0.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.6%
11,696,163
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $11,696,163) $ 11,696,163 2.6
Total Short-Term
Investments
(Cost $22,054,395)
22,054,395
4.9
Total Investments in
Securities
(Cost $388,964,094) $ 463,233,574 102.6
Liabilities in Excess
of Other Assets (11,583,827) (2.6)
Net Assets $ 451,649,747 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
JPMorgan Small Cap
Core Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 441,179,179 $ — $ — $ 441,179,179
Short-Term Investments 11,696,163 10,358,232 — 22,054,395
Total Investments, at fair value $ 452,875,342 $ 10,358,232 $ — $ 463,233,574
Other Financial Instruments+
Futures 105,819 — — 105,819
Total Assets $ 452,981,161 $ 10,358,232 $ — $ 463,339,393
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, VY
®
JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At March 31, 2024, the following futures contracts were outstanding for VY
®
JPMorgan Small Cap Core Equity Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 52 06/21/24 $ 5,579,340 $ 105,819
$ 5,579,340 $ 105,819
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 100,798,155
Gross Unrealized Depreciation (26,528,675)
Net Unrealized Appreciation $ 74,269,480